Disclosures on the effects of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 4,818,463	$ 4,684,151
Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,569,258	2,682,166
Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,249,205	2,001,985
Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	509,102	588,530
Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	348,069	505,490
Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	57,399	50,552
Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	365,206	399,142
Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	62,601	61,227
Current Inventories [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,093,028	983,338
Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	132,224	91,433
Non-current assets or groups of assets classified as held for sale [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,629	2,454
Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	22,042	19,729
Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	11,165	1,710
Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	85,993	109,435
Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	178,407	188,358
Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	41,966	34,726
Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,737,319	1,569,906
Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	30,024	37,164
Current Tax Assets Non Current [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	90,364	32,179
Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 51,925	8,778
USD | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 454,402	558,572
USD | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 145,893	127,889
USD | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 20,645	16,535
USD | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 230,214	225,554
USD | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 61,379	60,135
USD | Current Inventories [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 1,093,028	983,338
USD | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 128,529	87,509
USD | Non-current assets or groups of assets classified as held for sale [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 1,629	2,454
USD | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 21,236	19,101
USD | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 10,061	522
USD | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 23,417	57,777
USD | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 176,282	185,951
USD | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 34,438	34,438
USD | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 1,719,358	1,556,160
USD | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 25,238	37,164
USD | Current Tax Assets Non Current [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 90,364	32,179
USD | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 51,828	8,687
ARS | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 0	3
ARS | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 224	285
ARS | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 0	1
BRL | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 53	31
BRL | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 23	19
BRL | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 17	22
BRL | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 111	0
CLF | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 0	36,896
CLF | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 27,837	24,374
CLF | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 545	504
CLF | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 152	165
CLP | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 7,190	8,240
CLP | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 202,176	340,705
CLP | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 1,661	326
CLP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 47,133	56,023
CLP | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 3,015	1,623
CLP | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 782	596
CLP | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 850	980
CLP | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 182	136
CLP | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 0	140
CLP | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 3,237	3,294
CLP | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 20	20
CNY | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 11,597	2,484
CNY | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 1,531	3,055
CNY | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 22,882	3,340
CNY | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 222	0
EUR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 17,144	3,131
EUR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 70	0
EUR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 22,868	24,925
EUR | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 1,222	1,092
EUR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 218	61
EUR | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 7	4
EUR | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 11,082	14,315
EUR | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 696	1,134
EUR | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 7,528	148
EUR | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 10,954	4,756
EUR | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 2,428	0
GBP | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 19	3
GBP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 682	148
AUD | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 1,411	8,492
AUD | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 0	2
AUD | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 589	801
INR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Assets held in foreign currency	$ 6	6
INR | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Assets held in foreign currency	$ 1,304	1,568
MXN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 1,378	2,103
MXN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 4,488	2,629
MXN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 355	211
MXN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 0	1,806
MXN | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 102	43
MXN | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 1,025	1,137
MXN | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 2,494	5,588
MXN | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 2,298	0
PEN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 3	4
PEN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 1	6
PEN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 4	0
YEN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 1,646	1,559
YEN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 157	174
YEN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 23,010	66,266
YEN | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 77	71
ZAR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 14,286	3,929
ZAR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 646	3,119
ZAR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 12,504	15,900
ZAR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 26	139
Colombia, Pesos | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 2,675	2,557
Colombia, Pesos | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 417	294
Colombia, Pesos | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 0	6
Colombia, Pesos | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 120	108
Thailand, Baht | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 70	22
Thailand, Baht | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 1,167	1,695
Thailand, Baht | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 15	0
Thailand, Baht | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 1,624	40
AED | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 0	0
AED | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 533	1,193
AED | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 47,774	9,111
AED | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 923	0
AED | Right-of-use assets [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 60	0
TRY | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	TRY
Assets held in foreign currency	$ 792	26,624
IDR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	IDR
Assets held in foreign currency	$ 3	3
KRW | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	KRW
Assets held in foreign currency	$ 16	0
KRW | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	KRW
Assets held in foreign currency	$ 122	0
PLN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PLN
Assets held in foreign currency	$ 1	1
SEK | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	SEK
Assets held in foreign currency	$ 17	0
SEK | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	SEK
Assets held in foreign currency	$ 25	$ 0